Note 12 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Balance	$ 949,221	$ 887,894
Goodwill	117,984	58,221
Other items	150	4,734
Foreign exchange	21,629	(1,628)
Balance	1,088,984	949,221
Goodwill			$ 1,118,567
Accumulated impairment loss			(29,583)
Goodwill (note 12)	949,221	887,894	1,088,984
Investment Management [Member]
Balance	379,151	379,412
Goodwill
Other items
Foreign exchange	1,141	(261)
Balance	380,292	379,151
Goodwill			380,292
Accumulated impairment loss
Goodwill (note 12)	380,292	379,151	380,292
Americas [Member]
Balance	220,410	207,799
Goodwill	117,984	11,970
Other items		330
Foreign exchange	(667)	311
Balance	337,727	220,410
Goodwill			363,998
Accumulated impairment loss			(26,271)
Goodwill (note 12)	337,727	220,410	337,727
EMEA [Member]
Balance	257,333	253,752
Goodwill		846
Other items		4,404
Foreign exchange	18,213	(1,669)
Balance	275,546	257,333
Goodwill			278,858
Accumulated impairment loss			(3,312)
Goodwill (note 12)	275,546	257,333	275,546
Asia Pacific [Member]
Balance	92,327	46,931
Goodwill		45,405
Other items	150
Foreign exchange	2,942	(9)
Balance	95,419	92,327
Goodwill			95,419
Accumulated impairment loss
Goodwill (note 12)	$ 95,419	$ 92,327	$ 95,419